JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609 7732 jgoodman@vedderprice.com	222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

March 2, 2015

Securities and Exchange Commission
100 F. Street, NE
 Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust (the “Registrant”)
Post-Effective Amendment No 56. under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940
File Nos. 333-15881 and 811-07917

To the Commission:

The Registrant is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 the (the “1940 Act”), the Fund’s Post-Effective Amendment No. 56 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 57 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of updating the Wilshire Global Allocation Fund’s (the “Fund”) Prospectus and SAI to reflect, among other things, the Fund’s allocation to direct fixed-income securities and the Fund’s amended fundamental investment restrictions.  This Amendment is intended to become effective on May 1, 2015.

If you have any questions or comments concerning this filing, please contact me at (312) 609 7732.

Very truly yours, /s/ Jennifer M. Goodman Jennifer M. Goodman

JLG